Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Debt securities at amortised cost	£ 56,579	£ 55,153
Reverse repurchase agreements and other similar secured lending	12,238	17,662
Assets included in disposal groups classified as held for sale	0	5,932
Financial liabilities
Repurchase agreements and other similar secured borrowing	(20,013)	(18,651)
Debt securities in issue	(62,773)	(57,229)
Subordinated liabilities	(43,252)	(45,239)	£ (41,875)
Fair value
Financial assets
Debt securities at amortised cost	55,676	54,165
Loans and advances at amortised cost	157,961	152,780
Reverse repurchase agreements and other similar secured lending	12,238	17,662
Assets included in disposal groups classified as held for sale	0	6,065
Financial liabilities
Deposits at amortised cost	(353,900)	(344,803)
Repurchase agreements and other similar secured borrowing	(20,013)	(18,651)
Debt securities in issue	(62,712)	(57,170)
Subordinated liabilities	(45,423)	(47,511)
Carrying amount
Financial assets
Debt securities at amortised cost	56,579	55,153
Loans and advances at amortised cost	156,430	150,786
Reverse repurchase agreements and other similar secured lending	12,238	17,662
Assets included in disposal groups classified as held for sale	0	5,801
Financial liabilities
Deposits at amortised cost	(353,833)	(344,751)
Repurchase agreements and other similar secured borrowing	(20,013)	(18,651)
Debt securities in issue	(62,773)	(57,229)
Subordinated liabilities	£ (43,252)	£ (45,239)